UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01136
SECURITY EQUITY FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
THOMAS A. SWANK, PRESIDENT
SECURITY EQUITY FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: September 30
Date of reporting period: December 31, 2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments December 31, 2007 (Unaudited)	Security Equity Fund — Alpha Opportunity Series

	Shares	Value
COMMON STOCK - 48.5%
Aerospace & Defense - 0.2%
Hexcel Corporation *	2,957	$71,796

Agricultural Products - 1.7%
Bunge, Ltd. (1)	5,484	638,392

Airlines - 1.1%
Allegiant Travel Company *	3,581	115,093
Delta Air Lines, Inc. *	6,896	102,682
Northwest Airlines Corporation *	12,318	178,734

		396,509

Apparel Retail - 0.3%
Urban Outfitters, Inc. *	4,436	120,925

Asset Management & Custody Banks - 2.6%
Bank of New York Mellon Corporation	7,026	342,588
Northern Trust Corporation	3,985	305,171
State Street Corporation	4,016	326,099

		973,858

Auto Parts & Equipment - 0.1%
WABCO Holdings, Inc.	986	49,389

Biotechnology - 0.7%
Genzyme Corporation *	3,492	259,945

Coal & Consumable Fuels - 0.4%
International Coal Group, Inc. *	20,181	108,170
Peabody Energy Corporation	493	30,389

		138,559

Communications Equipment - 1.1%
Black Box Corporation	7,147	258,507
Research In Motion, Ltd. *	1,438	163,069

		421,576

Computer Hardware - 0.8%
Hewlett-Packard Company	6,173	311,613

Construction & Engineering - 1.7%
Foster Wheeler, Ltd. * (1)	3,461	536,524
Jacobs Engineering Group, Inc. *	1,007	96,280

		632,804

Construction & Farm Machinery & Heavy Trucks - 1.0%
AGCO Corporation *	2,989	203,192
CNH Global N.V.	2,783	183,177

		386,369

Diversified Banks - 0.3%
Banco Bradesco S.A. ADR	3,595	115,040

Diversified Chemicals - 0.4%
FMC Corporation	2,529	137,957

Diversified Commercial & Professional Services -0.2%
Pike Electric Corporation *	3,883	65,079

Diversified Metals & Mining - 1.7%
Anglo American plc ADR	2,157	65,508
Fording Canadian Coal Trust	1,798	69,403
Freeport-McMoRan Copper & Gold, Inc. (CI.B)	1,479	151,509
General Moly, Inc. *	1,697	19,804
Rio Tinto plc ADR	725	304,427

		610,651

Electrical Components & Equipment - 4.0%
American Superconductor Corporation *	2,013	55,035
Ametek, Inc.	1,479	69,276
Cooper Industries, Ltd.	986	52,140
Emerson Electric Company	2,003	113,490
Fuel Cell Energy, Inc. *	2,464	24,443
General Cable Corporation *	3,057	224,017
Graf Tech International, Ltd. *	10,071	178,760
Powell Industries, Inc. *	6,708	295,622
Rockwell Automation, Inc.	3,081	212,466
Sunpower Corporation *	2,007	261,693

		1,486,942

Electronic Equipment
Manufacturers - 0.4%
Amphenol Corporation	2,003	92,879
Rofin-Sinar Technologies, Inc. *	986	47,437

		140,316

Exchange Traded Funds - 0.7%
iShares MSCI Taiwan Index Fund	2,123	31,972
iShares Silver Trust *	493	72,348
SPDR S&P Metals & Mining ETF	1,971	137,221

		241,541

Fertilizers & Agricultural Chemicals - 0.3%
Sociedad Quimica y Minera de Chile S.A. ADR	539	95,268

Food Distributors - 0.1%
Andersons, Inc.	526	23,565
Zhongpin, Inc. *	992	12,916

		36,481

Gold - 0.1%
Yamana Gold, Inc.	3,595	46,519

Heavy Electrical Equipment - 1.1%
ABB, Ltd. ADR	14,380	414,144

Hypermarkets & Super Centers - 0.6%
BJ’s Wholesale Club, Inc. *	7,046	238,366

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Alpha Opportunity Series
December 31, 2007 (Unaudited) — continued

	Shares	Value
COMMON STOCK (continued)
Independent Power Producers & Energy Traders - 1.3%
AES Corporation *	9,993	$213,750
Ormat Technologies, Inc.	4,688	257,887

		471,637

Industrial Conglomerates - 1.0%
McDermott International, Inc. *	2,979	175,850
Textron, Inc.	1,972	140,604
Walter Industries, Inc.	1,479	53,140

		369,594

Industrial Machinery - 2.8%
Donaldson Company, Inc.	2,186	101,387
Flowserve Corporation	3,492	335,930
Harsco Corporation	3,078	197,208
SPX Corporation	4,027	414,177

		1,048,702

Integrated Oil & Gas - 0.9%
Petroleo Brasileiro S.A. ADR	2,516	289,944
Sasol, Ltd. ADR	718	35,519

		325,463

Internet Software & Services -2.8%
Google, Inc. * (1)	1,510	1,044,135

Investment Banking & Brokerage - 1.0%
Charles Schwab Corporation	11,493	293,646
Raymond James Financial, Inc.	2,486	81,193

		374,839

IT Consulting & Other Services -0.0%
Ener NOC, Inc. *	219	10,753

Marine - 0.3%
Kirby Corporation *	2,507	116,525

Metal & Glass Containers - 0.4%
Crown Holdings, Inc. *	1,479	37,936
Owens-Illinois, Inc. *	2,465	122,018

		159,954

Multi-Line Insurance - 0.9%
Assurant, Inc.	4,915	328,814

Oil & Gas Drilling - 0.5%
Noble Corporation	3,523	199,085

Oil & Gas Equipment & Services - 4.5%
Cameron International Corporation *	6,020	289,743
Dril-Quip, Inc. *	2,503	139,317
Hornbeck Offshore Services, Inc. *	5,220	234,639
National Oilwell Varco, Inc. *	2,957	217,221
Schlumberger, Ltd.	2,506	246,515
Willbros Group, Inc. * (1)	14,073	538,855

		1,666,290

Oil & Gas Exploration & Production - 3.7%
Apache Corporation (1)	8,053	$866,020
Denbury Resources, Inc. *	7,190	213,902
Harvest Natural Resources, Inc. *	22,009	275,113

		1,355,035
Oil & Gas Storage & Transportation -0.7%

Williams Companies, Inc.	7,498	268,278

Precious Metals & Minerals - 0.1%
Coeur d’Alene Mines Corporation *	1,408	6,956
Silver Wheaton Corporation *	2,660	45,140

		52,096

Regional Banks - 0.1%
BancorpSouth, Inc.	986	23,279

Specialized REITs -3.5%
Plum Creek Timber Company, Inc.	8,680	399,627
Potlatch Corporation	10,068	447,422
Rayonier, Inc.	9,553	451,284

		1,298,333

Specialty Chemicals - 0.8%
OM Group, Inc. *	3,128	179,985
Rohm & Haas Company	2,464	130,765

		310,750

Steel - 0.8%
Nucor Corporation	1,478	87,527
Ternium S.A. ADR	4,817	193,210

		280,737

Systems Software - 0.1%
Aladdin Knowledge Systems, Ltd. *	1,002	26,182

Trading Companies & Distributors - 0.7%
UAP Holding Corporation	6,997	270,084

TOTAL COMMON STOCK (Cost $17,966,493)		$18,030,604

	Principal
	Amount	Value
U.S. GOVERNMENT SPONSORED AGENICY BONDS & NOTES - 38.7%
Federal Home Loan Bank
4.12% - 2008 (1)	$550,000	545,918
4.25% - 2008 (2)	1,250,000	1,239,011
4.275% - 2008 (1)	700,000	696,635
4.29% - 2008 (1)	330,000	327,885
4.30% - 2008 (1)	500,000	499,102
4.32% - 2008 (1)	450,000	448,455
4.35% - 2008 (1)	1,000,000	997,713
Federal Home Loan Mortgage Corporation
4.20% - 2008 (1)	25,000	24,880
4.22% - 2008 (1)	600,000	597,734
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Alpha Opportunity Series
December 31, 2007 (Unaudited) — continued

	Principal
	Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES (continued)
Federal Home Loan Mortgage Corporation (continued)
4.241% - 2008 (1)	$725,000	$722,523
4.30% - 2008 (1)	650,000	648,137
4.32% - 2008 (1)	725,000	721,018
4.61% - 2008 (1)	650,000	649,646
Federal National Mortgage Association
4.10% - 2008 (1)	500,000	497,082
4.14% - 2008 (1)	550,000	545,604
4.16% - 2008 (1)	875,000	867,508
4.19% - 2008 (1)	325,000	321,299
4.207% - 2008 (1)	350,000	349,752
4.21% - 2008 (1)	1,000,000	989,067
4.22% - 2008 (2)	1,200,000	1,194,919
4.22% - 2008 (1)	50,000	49,760
4.234% - 2008 (1)	110,000	109,471
4.34% - 2008 (1)	200,000	199,390
4.56% - 2008 (1)	500,000	499,238
4.60% - 2008 (1)	475,000	475,000
4.66% - 2008 (1)	200,000	199,848

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES		$14,416,595
(Cost $14,413,019)

Total Investments (Security Equity Fund - Alpha Opportunity Series)		$32,447,199
(Cost $32,379,512) - 87.2%
Other Assets in Excess of Liabilities - 12.8%		4,752,115

TOTAL NET ASSETS - 100.0%		$37,199,314

Schedule of Securities Sold Short
December 31,2007
Security Equity Fund — Alpha Opportunity Series

	Shares	Value
COMMON STOCK - (5.7)%
Department Stores - 0.0%
Nordstrom, Inc.	(503)	$(18,475)

Diversified Banks - (0.2)%
Comerica, Inc.	(796)	(34,650)
Wachovia Corporation	(1,007)	(38,296)

		(72,946)

Diversified Chemicals - (0.6)%
E.I. Du Pont de Nemours & Company	(796)	(35,096)
PPG Industries, Inc.	(2,517)	(176,769)

		(211,865)

Diversified Commercial & Professional Services - (0.3)%
China Security & Surveillance	(1,725)	(103,673)

Electronic Equipment Manufacturers - (0.2)%
Littelfuse, Inc. *	(2,054)	$(67,700)

Exchange Traded Funds - (1.1)%
Consumer Discretionary Select	(503)	(16,488)
Financial Select Sector SPDR Fund	(1,510)	(43,790)
KBW Bank ETF	(2,013)	(87,566)
Regional Bank HOLDRs Trust	(1,950)	(256,620)

		(404,464)

Food Retail - 0.0%
Winn-Dixie Stores, Inc. *	(398)	(6,714)

Health Care Technology - (0.1)%
Allscripts Healthcare Solutions, Inc.	(1,592)	(30,917)

Homebuilding - (0.1)%
Toll Brothers, Inc. *	(2,013)	(40,381)

Internet Retail - (0.1)%
IAC *	(1,510)	(40,649)

Investment Banking & Brokerage - (0.9)%
Goldman Sachs Group, Inc.	(503)	(108,170)
KBW, Inc. *	(398)	(10,185)
Lehman Brothers Holdings, Inc.	(1,988)	(130,094)
Merrill Lynch & Company, Inc.	(1,510)	(81,057)
Morgan Stanley	(398)	(21,138)

		(350,644)

Leisure Products - (0.2)%
MarineMax, Inc. *	(1,120)	(17,360)
Mattel, Inc.	(2,331)	(44,382)

		(61,742)

Life & Health Insurance - (0.1)%
MetLife, Inc.	(464)	(28,592)

Movies & Entertainment - (0.2)%
News Corporation	(1,597)	(32,722)
Walt Disney Company	(796)	(25,695)

		(58,417)

Multi-Line Insurance - (0.2)%
American International Group, Inc.	(1,592)	(92,814)

Other Diversified Financial Services - (0.3)%
JPMorgan Chase & Company	(2,388)	(104,236)

Pharmaceuticals - (0.1)%
Eli Lilly & Company	(398)	(21,249)

Publishing - 0.0%
Gannett Company, Inc.	(398)	(15,522)

Regional Banks - (0.1)%
Fifth Third Bancorp	(390)	(9,801)
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Alpha Opportunity Series
December 31, 2007 (Unaudited) — continued

	Shares	Value
COMMON STOCK (continued)
Regional Banks (continued)
Regions Financial Corporation	(390)	$(9,223)
Susquehanna Bancshares, Inc.	(398)	(7,339)
Synovus Financial Corporation	(398)	(9,584)

		(35,947)

Restaurants - (0.2)%
California Pizza Kitchen, Inc. *	(2,858)	(44,499)
Panera Bread Company *	(1,170)	(41,909)

		(86,408)

Retail REITs - (0.3)%
Federal Realty Invs Trust	(1,592)	(130,783)

Semiconductors - (0.2)%
National Semiconductor	(2,517)	(56,985)

Specialty Stores - (0.1)%
Tiffany & Company	(1,170)	(53,855)

Thrifts & Mortgage Finance - (0.1)%
BankUnited Financial Corporation	(3,020)	(20,838)

TOTAL COMMON STOCK		$(2,115,816)
(Proceeds $2,197,390)

Total Securities Sold Short (Security Equity Fund - Alpha Opportunity Series) (Proceeds $2,197,390)		$(2,115,816)

Footnotes
Percentages are stated as a percent of net assets.
For federal income tax purposes the identified cost of investments owned at 12/31/2007 was $32,475,050.
*               - Non-income producing security
1               - Security is segregated as collateral for open futures contracts.
2               - Security is segregated as collateral for short positions.
Glossary:
ADR          - American Depositary Receipt
plc             - Public Limited Company
See notes to financial statements.
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Equity Series
December 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCK - 95.2%
Aerospace & Defense - 3.9%
General Dynamics Corporation	135,800	$12,084,842

Air Freight & Logistics - 3.1%
FedEx Corporation	107,700	9,603,609

Broadcasting & Cable TV - 1.4%
CBS Corporation (CI.B)	158,100	4,308,225

Building Products - 1.9%
USG Corporation *	167,000	5,976,930

Coal & Consumable Fuels - 0.3%
Evergreen Energy, Inc. *	465,800	1,038,734

Communications Equipment - 2.3%
ADC Telecommunications, Inc. *	447,757	6,962,621

Consumer Finance - 8.0%
American Express Company	193,850	10,084,077
Capital One Financial Corporation	167,600	7,920,776
Discover Financial Services	199,000	3,000,920
First Marblehead Corporation	230,400	3,525,120

		24,530,893

Data Processing & Outsourced Services - 3.6%
Western Union Company	456,400	11,081,392

Drug Retail - 2.8%
CVS Caremark Corporation	217,600	8,649,600

Electronic Manufacturing Services - 1.2%
Tyco Electronics, Ltd.	98,575	3,660,090

Health Care Equipment - 3.9%
Covidien, Ltd.	98,575	4,365,887
Hospira, Inc. *	175,700	7,491,848

		11,857,735

Health Care Services - 2.6%
Medco Health Solutions, Inc. *	77,350	7,843,290

Home Improvement Retail - 3.8%
Home Depot, Inc.	438,300	11,807,802

Hotels, Resorts & Cruise Lines - 2.3%
Carnival Corporation	158,800	7,065,012

Hypermarkets & Super Centers - 6.1%
Costco Wholesale Corporation	84,800	5,915,648
Wal-Mart Stores, Inc.	267,000	12,690,510

		18,606,158

Industrial Conglomerates - 8.4%
General Electric Company	451,400	16,733,398
McDermott International, Inc. *	89,000	5,253,670
Tyco International, Ltd.	98,575	3,908,498

		25,895,566

Integrated Oil & Gas - 7.4%
Chevron Corporation	113,500	$10,592,955
Exxon Mobil Corporation	129,700	12,151,593

		22,744,548

Movies & Entertainment - 2.7%
Time Warner, Inc.	498,000	8,221,980

Multi-Line Insurance - 5.2%
American International Group, Inc.	274,400	15,997,520

Oil & Gas Equipment & Services - 2.4%
Baker Hughes, Inc.	30,300	2,457,330
BJ Services Company	53,900	1,307,614
Halliburton Company	95,600	3,624,196

		7,389,140

Other Diversified Financial Services - 3.5%
Citigroup, Inc.	90,000	2,649,600
JPMorgan Chase & Company	185,300	8,088,345

		10,737,945

Pharmaceuticals - 4.1%
Johnson & Johnson	189,000	12,606,300

Property & Casualty Insurance - 6.3%
Berkshire Hathaway, Inc. *	136	19,257,600

Systems Software - 5.9%
Microsoft Corporation	505,300	17,988,680

Wireless Telecommunication Services - 2.1%
Sprint Nextel Corporation	480,600	6,310,278

TOTAL COMMON STOCK (Cost $253,293,329)		$292,226,490

	Principal
	Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 0.8%
Federal Home Loan Bank
4.24% - 2008	$1,300,000	1,299,693
Federal National Mortgage Association 3.92% - 2008	1,000,000	998,585

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES		$2,298,278
(Cost $2,298,278)

COMMERCIAL PAPER - 4.0%
Banking - 1.3%
UBS Finance (DE) LLC
4.23%, 1/4/2008	1,500,000	1,499,472
4.33%, 1/10/2008	1,100,000	1,098,809
Wells Fargo & Company, Inc. 4.25%, 1/2/2008	1,600,000	1,599,811

		4,198,092

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Equity Series
December 31, 2007 (Unaudited) — continued

	Principal
	Amount	Value
COMMERCIAL PAPER (continued)
Brokerage - 1.1%
Goldman Sachs Group, Inc.
5.25%, 1/7/2008	1,600,000	$1,598,587
JP Morgan Chase & Company
4.15%, 1/9/2008	1,800,000	1,798,340

		3,396,927

Consumer Products - 0.5%
Unilever Capital Corporation
4.21%, 1/7/2008	1,500,000	1,498,942

Financial Companies - Captive - 1.1%
General Electric Capital Corporation
4.15%, 1/8/2008	1,300,000	1,298,951
4.05%, 1/11/2008	2,000,000	1.997.750

		3,296,701

TOTAL COMMERCIAL PAPER (Cost $12,390,662)		$12,390,662

Total Investments (Security Equity Fund - Equity Series)		$306,915,430
(Cost $267,982,269) - 100.0%
Liabilities in Excess of Other Assets - 0.0%		(49,476)

TOTAL NET ASSETS - 100.0%		$306,865,954

Footnotes
Percentages are stated as a percent of net assets.
For federal income tax purposes the identified cost of investments owned at 12/31/2007 was $267,982,269.
*       — Non-income producing security
See notes to financial statements.
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Global Series
December 31, 2007 (Unaudited)

	Shares	Value
RIGHT - 0.0%
Hong Kong - 0.0%
Wharf Holdings, Ltd.	44,725	$61,377

TOTAL RIGHT (Cost $41,617)		$61,377

COMMON STOCK - 96.7%
Australia - 0.7%
Macquarie Airports	359,478	1,276,085

Bermuda - 3.5%
Accenture, Ltd.	78,170	2,816,465
Hiscox, Ltd.	489,092	2,778,435
TBS International, Ltd. *	32,390	1,070,814

		6,665,714

Cayman Islands - 2.6%
Herbalife, Ltd.	33,720	1,358,242
Seagate Technology	137,750	3,512,625

		4,870,867

China - 1.8%
China BlueChemical, Ltd.	5,373,930	3,473,677

Finland - 2.0%
Nokia Oyj ADR	97,610	3,747,248

France - 2.9%
France Telecom S.A.	153,969	5,534,297

Germany - 1.2%
Altana AG	58,974	1,433,560
Arques Industries AG	25,222	865,343
SAP AG	630	32,680

		2,331,583

Hong Kong - 5.5%
China Petroleum & Chemical Corporation	1,064,000	1,607,510
Link REIT (1)	1,303,300	2,821,524
New World Development, Ltd.	564,100	2,000,406
Sun Hung Kai Properties, Ltd.	96,800	2,055,903
Wharf Holdings, Ltd.	357,800	1,874,560

		10,359,903

Ireland - 1.6%
Anglo Irish Bank Corporation plc	183,532	2,952,803

Italy - 4.0%
Unione di Banche Italiane SCPA	279,854	7,685,311

Japan - 10.5%
Astellas Pharma, Inc.	31,790	1,389,306
Chiba Bank, Ltd.	523,420	4,274,350
Fuji Heavy Industries, Ltd.	258,100	1,209,029
Hino Motors, Ltd.	196,379	1,281,173
JGC Corporation	162,800	2,818,156
Nintendo Company, Ltd.	6,317	3,792,411
Nippon Express Company, Ltd.	244,427	1,261,233
Nippon Telegraph & Telephone Corporation	310	1,555,077
NTT DoCoMo, Inc.	887	1,480,522
Ricoh Company, Ltd.	45,590	844,828

		19,906,085

Marshall Islands - 1.2%
Diana Shipping, Inc.	36,100	1,135,706
Quintana Maritime, Ltd.	53,300	1,224,834

		2,360,540

Netherlands - 1.7%
Wavin N.V. *	237,460	3,161,742

Singapore - 5.0%
Neptune Orient Lines, Ltd.	510,600	1,385,266
Singapore Airlines, Ltd.	357,350	4,309,425
Singapore Press Holdings, Ltd.	1,238,248	3,866,303

		9,560,994

Spain - 0.7%
Gestevision Telecinco S.A.	55,379	1,415,704

Switzerland - 0.5%
Actelion, Ltd. *	20,555	944,171

Thailand - 0.6%
PTT Aromatics & Refining PCL *	934,810	1,193,228

United Kingdom - 4.2%
Enterprise Inns plc	199,483	1,923,707
Game Group plc	719,789	3,581,431
Next plc	32,921	1,058,023
Thomas Cook Group plc *	250,988	1,407,118

		7,970,279

United States - 46.5%
AGL Resources, Inc.	36,620	1,378,377
Alberto-Culver Company	74,200	1,820,868
Altria Group, Inc.	126,000	9,523,080
AMERIGROUP Corporation *	41,220	1,502,469
Amgen, Inc. *	19,640	912,082
Anadarko Petroleum Corporation	70,480	4,629,831
AT&T, Inc.	113,300	4,708,748
Baxter International, Inc.	24,300	1,410,615
Charles River Laboratories International, Inc. *	25,190	1,657,502
Citizens Communications Company	288,840	3,676,933
Darden Restaurants, Inc.	34,500	955,995
DRS Technologies, Inc.	17,400	944,298
Embarq Corporation	24,110	1,194,168
EMCOR Group, Inc. *	113,430	2,680,351
Express Scripts, Inc. *	6,840	499,320
Gilead Sciences, Inc. *	23,380	1,075,714
Gymboree Corporation *	23,370	711,850
Hershey Company	35,880	1,413,672
Hewlett-Packard Company	89,850	4,535,628
The accompanying notes are an integral part of the financial statements.

Schedule of Investments December 31, 2007 (Unaudited) — continued	Security Equity Fund — Global Series

	Shares	Value
COMMON STOCK (continued)
United States (continued)
Humana, Inc. *	18,600	$1,400,766
Idearc, Inc.	26,830	471,135
Integrys Energy Group, Inc.	17,800	920,082
Invitrogen Corporation *	16,980	1,586,102
Johnson & Johnson	68,930	4,597,631
Kinetic Concepts, Inc. *	38,600	2,067,416
Lockheed Martin Corporation	48,620	5,117,741
Longs Drug Stores Corporation	17,100	803,700
Marvel Entertainment, Inc. *	150,690	4,024,930
McKesson Corporation	72,990	4,781,575
Merck & Company, Inc.	25,000	1,452,750
Molina Healthcare, Inc. *	27,480	1,063,476
OSI Pharmaceuticals, Inc. *	33,600	1,629,936
Pepco Holdings, Inc.	47,620	1,396,695
RadioShack Corporation	78,890	1,330,085
Trinity Industries, Inc.	77,670	2,156,119
Unisource Energy Corporation	32,120	1,013,386
Wabtec Corporation	98,000	3,375,120
Wal-Mart Stores, Inc.	31,880	1,515,256
Whiting Petroleum Corporation *	44,530	2,567,600

		88,503,002

TOTAL COMMON STOCK (Cost $182,394,203)		$183,913,233

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.3%
State Street GA Prime Money Market Fund	$2,496,761	$2,496,761

TOTAL SHORT TERM INVESTMENTS (Cost $2,496,761)		$2,496,761

Total Investments (Security Equity Fund — Global Series)
(Cost $184,932,581) - 98.0%		$186,471,371
Other Assets in Excess of Liabilities - 2.0%		3,786,789

TOTAL NET ASSETS - 100.0%		$190,258,160

INVESTMENT CONCENTRATION
At December 31, 2007, the investment diversification of the fund was as follows:

	% of
Industry	Net Assets	Value

Integrated Telecommunication Services	8.7%	$16,669,224
Diversified Banks	5.6	10,638,114
Tobacco	5.0	9,523,080
Construction & Engineering	4.6	8,660,249
Pharmaceuticals	3.9	7,439,687
Oil & Gas Exploration & Production	3.8	7,197,431
Construction & Farm Machinery & Heavy Trucks	3.6	6,812,412
Aerospace & Defense	3.2	6,062,039
Real Estate Management & Development	3.1	5,930,868
Computer & Electronics Retail	2.6	4,911,516
Marine	2.4	4,816,619
Health Care Distributors	2.5	4,781,575
Biotechnology	2.4	4,561,902
Computer Hardware	2.4	4,535,628
Publishing	2.2	4,337,438
Airlines	2.3	4,309,425
Regional Banks	2.3	4,274,350
Movies & Entertainment	2.1	4,024,930
Managed Health Care	2.1	3,966,711
Home Entertainment Software	2.0	3,792,411
Communications Equipment	2.0	3,747,248
Computer Storage & Peripherals	1.9	3,512,625
Health Care Equipment	1.8	3,478,031
Fertilizers & Agricultural Chemicals	1.8	3,473,677
Life Sciences Tools & Services	1.7	3,243,604
Personal Products	1.7	3,179,110
Restaurants	1.5	2,879,702
Retail REIT’s	1.5	2,821,524
IT Consulting & Other Services	1.5	2,816,465
Property & Casualty Insurance	1.5	2,778,435
Money Markets	1.3	2,496,762
Electric Utilities	1.3	2,410,080
Integrated Oil & Gas	0.9	1,607,511
Hypermarkets & Super Centers	0.8	1,515,257
Wireless Telecommunication Services	0.8	1,480,522
Specialty Chemicals	0.7	1,433,560
Broadcasting & Cable TV	0.7	1,415,704
Packaged Foods & Meats	0.7	1,413,672
Hotels, Resorts & Cruise Lines	0.7	1,407,118
Gas Utilities	0.7	1,378,377
Airport Services	0.7	1,276,086
Trucking	0.6	1,261,233
Automobile Manufacturers	0.6	1,209,030
Oil & Gas Refining & Marketing	0.6	1,193,228
Department Stores	0.6	1,058,023
Multi-Utilities	0.5	920,082
Specialized Finance	0.5	865,343
Office Electronics	0.5	844,827
Drug Retail	0.4	803,700
Apparel Retail	0.4	711,850
Health Care Services	0.3	499,320
Rights	0.0	61,376
Application Software	0.0	32,680

Total Investments	98.0	186,471,371
Other Assets and Liabilities, Net	2.0	3,786,789

Net Assets	100%	$190,258,160

The accompanying notes are an integral part of the financial statements.

Schedule of Investments December 31, 2007 (Unaudited) — continued	Security Equity Fund — Global Series
Footnotes

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 12/31/2007 was $185,102,422.

*	- Non-income producing security

1	- Security is a PFIC (Passive Foreign Investment Company)
Glossary:

ADR	- American Depositary Receipt

PCL	- Public Company Limited

plc	- Public Limited Company

REIT	- Real Estate Investment Trust
See notes to financial statements.
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Mid Cap Value Series
December 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCK - 96.4%
Aerospace & Defense - 2.2%
Orbital Sciences Corporation *	762,000	$18,684,240

Apparel Retail - 3.1%
Brown Shoe Company, Inc.	399,500	6,060,415
Collective Brands, Inc. *	567,300	9,865,347
Stein Mart, Inc.	570,000	2,701,800
Talbots, Inc.	619,300	7,320,126

		25,947,688

Apparel, Accessories & Luxury Goods - 1.4%
Maidenform Brands, Inc. *	468,000	6,332,040
Oxford Industries, Inc.	215,000	5,540,550

		11,872,590

Application Software - 1.6%
EPIQ Systems, Inc. *	588,250	10,241,433
PLATO Learning, Inc. * (1)	895,000	3,553,150

		13,794,583

Auto Parts & Equipment - 0.4%
HydroGen Corporation * (1)(2)	1,260,000	3,742,200

Biotechnology - 0.2%
Combinatorx, Inc. *	337,400	1,498,056

Building Products - 0.3%
Trex Company, Inc. *	250,000	2,120,000

Coal & Consumable Fuels - 8.6%
Arch Coal, Inc.	620,000	27,856,600
Consol Energy, Inc.	298,700	21,363,024
Evergreen Energy, Inc. *	3,106,000	6,926,380
USEC, Inc. *	1,780,000	16,020,000

		72,166,004

Communications Equipment - 2.2%
EFJ, Inc. *	870,000	2,383,800
MasTec, Inc. *	1,100,000	11,187,000
Symmetricom, Inc. *	960,000	4,521,600

		18,092,400

Computer Storage & Peripherals - 0.3%
STEC, Inc. *	307,300	2,685,802

Construction & Engineering - 3.6%
Insituform Technologies, Inc. *	423,600	6,269,280
Quanta Services, Inc. *	899,000	23,589,760

		29,859,040

Consumer Finance - 0.7%
First Marblehead Corporation	378,100	5,784,930

Data Processing & Outsourced Services - 5.8%
Affiliated Computer Services, Inc. *	495,000	22,324,500
Computer Sciences Corporation *	516,300	25,541,361
Gevity HR, Inc.	141,300	1,086,597

		48,952,458

Diversified Commercial & Professional Services - 1.7%
Navigant Consulting, Inc. *	1,020,000	13,943,400

Drug Retail - 1.4%
Longs Drug Stores Corporation	258,400	12,144,800

Electric Utilities - 9.2%
Allete, Inc.	323,800	12,816,004
Empire District Electric Company	185,000	4,214,300
Great Plains Energy, Inc. (3)	1,610,000	47,205,200
Northeast Utilities (3)	250,500	7,843,155
Westar Energy, Inc.	200,000	5,188,000

		77,266,659

Electrical Components & Equipment - 2.1%
Lime Energy Company *	32,100	43,335
Power-One, Inc. * (1)	4,350,700	17,359,293

		17,402,628

Electronic Manufacturing Services - 1.9%
Maxwell Technologies, Inc. * (2)	1,325,300	10,960,231
Merix Corporation * (1)	1,049,250	4,879,012

		15,839,243

Forest Products - 0.5%
Louisiana-Pacific Corporation	300,000	4,104,000

Gas Utilities - 1.1%
Atmos Energy Corporation	335,000	9,393,400

Health Care Equipment - 0.6%
Aspect Medical Systems, Inc. *	338,400	4,737,600

Health Care Facilities - 1.4%
Community Health Systems, Inc. *	309,900	11,422,914

Highways & Railtracks - 1.1%
Quixote Corporation (1)(2)	479,100	9,098,109

Home Furnishings - 1.5%
Leggett & Platt, Inc.	737,800	12,867,232

Household Appliances - 1.6%
Whirlpool Corporation	164,300	13,411,809

Industrial Machinery - 0.2%
Briggs & Stratton Corporation	84,300	1,910,238

Mortgage REIT’s - 3.2%
Bimini Capital Management, Inc. (1)(2)	1,474,400	339,112
Luminent Mortgage Capital, Inc.	713,800	556,764
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Mid Cap Value Series
December 31, 2007 (Unaudited) — continued

	Shares	Value
COMMON STOCK (continued)
Mortgage REIT’s (continued)
MFA Mortgage Investments, Inc.	1,200,000	$11,100,000
Redwood Trust, Inc.	440,000	15,065,600

		27,061,476

Multi - Line Insurance - 1.3%
American Financial Group, Inc.	382,500	11,046,600

Multi-Utilities - 3.9%
NorthWestern Corporation	359,700	10,611,150
SCANA Corporation (3)	400,000	16,860,000
TECO Energy, Inc.	300,000	5,163,000

		32,634,150

Oil & Gas Drilling - 2.3%
Helmerich & Payne, Inc.	491,500	19,694,405

Oil & Gas Exploration & Production - 2.4%
Edge Petroleum Corporation *	89,700	531,921
Gulfport Energy Corporation *	329,900	6,023,974
Newfield Exploration Company *	260,000	13,702,000

		20,257,895

Oil & Gas Refining & Marketing - 0.5%
Nova Biosource Fuels, Inc. *	1,354,900	3,929,210

Oil & Gas Storage & Transportation - 1.2%
Williams Companies, Inc. (3)	286,000	10,233,080

Packaged Foods & Meats - 5.9%
Hormel Foods Corporation	502,300	20,333,104
JM Smucker Company	305,000	15,689,200
Smithfield Foods, Inc. *	480,000	13,881,600

		49,903,904

Paper Packaging - 3.6%
Bemis Company, Inc.	620,000	16,975,600
Sonoco Products Company	410,000	13,398,800

		30,374,400

Property & Casualty Insurance - 5.1%
Alleghany Corporation *	28,196	11,334,736
Employers Holdings, Inc.	271,100	4,530,081
Hanover Insurance Group, Inc.	212,000	9,709,600
North Pointe Holdings Corporation * (1)(2)	525,000	5,775,000
United America Indemnity, Ltd. *	154,500	3,077,640
W.R. Berkley Corporation	282,500	8,421,325

		42,848,382

Railroads - 0.2%
Kansas City Southern *	42,300	1,452,159

Regional Banks - 7.2%
Commerce Bancshares, Inc.	357,000	16,015,020
Hancock Holding Company	241,800	9,236,760
Old National Bancorp	282,100	4,220,216
Whitney Holding Corporation	580,000	15,167,000
Wilmington Trust Corporation	462,000	16,262,400

		60,901,396

Restaurants - 0.5%
Red Robin Gourmet Burgers, Inc. *	140,900	4,507,391

Semiconductor Equipment - 0.6%
Ultratech, Inc. *	476,200	5,400,108

Semiconductors - 1.5%
Applied Micro Circuits Corporation *	212,500	1,857,250
IXYS Corporation * (1)	1,335,400	10,709,908

		12,567,158

Specialized Consumer Services - 1.0%
Regis Corporation	309,200	8,645,232

Specialty Chemicals - 0.4%
Minerals Technologies, Inc.	49,300	3,300,635

Thrifts & Mortgage Finance - 0.9%
Clayton Holdings, Inc. * (1)(2)	1,490,200	7,704,334

TOTAL COMMON STOCK (Cost $809,556,715)		$811,203,938

PREFERRED STOCK - 0.3%
Diversified Metals & Mining - 0.1%
Arch Coal, Inc.	4,600	1,000,500

Environmental & Facilities Services - 0.1%
ThermoEnergy Corporation PIPE * (1)(2)(4)(5)	1,745,000	855,050

Metal & Glass Containers - 0.1%
Owens-Illinois, Inc.	11,000	549,780

TOTAL PREFERRED STOCK (Cost $2,281,297)		$2,405,330

WARRANTS - 0.2%
Warrants - 0.2%
Lime Energy Company
$1.00, 3/19/2009	29,517	25,255
Nova Biosource Fuels, Inc.
$2.40, 7/5/2011	677,450	1,170,575
ThermoEnergy Corporation
$0.75, 7/14/2008 (1)(2)(4)	1,745,000	186,017

		1,381,847

TOTAL WARRANTS (Cost $1,561,837)		$1,381,847

	Principal
	Amount	Value
CONVERTIBLE BOND - 1.3%
Natural Gas - 0.4%
Hanover Compressor Company 4.75%, 2008	$4,000,000	3,950,000

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Mid Cap Value Series
December 31, 2007 (Unaudited) — continued

	Principal
	Amount	Value
CONVERTIBLE BOND (continued)
Petroleum - 0.9%
USEC, Inc. 3.00%, 2014	$7,600,000	$7,429,000

TOTAL CONVERTIBLE BOND (Cost $11,590,300)		$11,379,000

Total Investments (Security Equity Fund — Mid Cap Value Series)		$826,370,115
(Cost $824,990,149) - 98.2%
Other Assets in Excess of Liabilities - 1.8%		14,908,605

TOTAL NET ASSETS - 100.0%		$841,278,720

Footnotes
Percentages are stated as a percent of net assets.
For federal income tax purposes the identified cost of investments owned at 12/31/2007 was $824,990,149.

*	-	Non-income producing security

1	-	Security is deemed illiquid. The total market value of illiquid securities is $64,201,186 (cost $102,433,429), or 7.6% of total net assets.

2	-	Investment in an affiliated issuer. See Note 5 in notes to financial statements.

3	-	Security is segregated as collateral for open written option contracts.

4	-	Security is restricted from resale. See Note 4 in notes to financial statements.

5	-	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
See notes to financial statements.
The accompanying notes are an integral part of the financial statements.

Schedule of Investments December 31, 2007 (Unaudited)	Security Equity Fund — Select 25 Series

	Shares	Value
COMMON STOCK - 93.7%
Air Freight & Logistics - 4.0%
FedEx Corporation	24,943	$2,224,167

Broadcasting & Cable TV - 1.3%
CBS Corporation (CI.B)	25,626	698,308

Coal & Consumable Fuels - 0.3%
Evergreen Energy, Inc. *	81,800	182,414

Communications Equipment - 6.1%
ADC Telecommunications, Inc. *	110,374	1,716,316
Cisco Systems, Inc. *	61,000	1,651,270

		3,367,586

Consumer Finance - 5.5%
American Express Company	22,500	1,170,450
Capital One Financial Corporation	28,600	1,351,636
First Marblehead Corporation	36,250	554,625

		3,076,711

Data Processing & Outsourced Services - 3.5%
Western Union Company	80,800	1,961,824

Exchange Traded Funds - 23.4%
iShares Russell 1000 Growth Index Fund	106,886	6,510,426
iShares S&P500 Growth Index Fund	93,500	6,535,650

		13,046,076

Home Improvement Retail - 3.9%
Home Depot, Inc.	80,372	2,165,222

Hotels, Resorts & Cruise Lines - 2.4%
Carnival Corporation	30,333	1,349,515

Hypermarkets & Super Centers - 4.4%
Wal-Mart Stores, Inc.	51,296	2,438,099

Industrial Gases - 1.5%
Praxair, Inc.	9,101	807,350

Life Sciences Tools & Services - 5.6%
Covance, Inc. *	35,992	3,117,627

Movies & Entertainment - 1.1%
Viacom, Inc. (CI.B) *	13,953	612,816

Multi-Line Insurance - 5.3%
American International Group, Inc.	50,634	2,951,962

Oil & Gas Equipment & Services - 3.7%
Baker Hughes, Inc.	4,200	340,620
BJ Services Company	70,477	1,709,772

		2,050,392

Oil & Gas Storage & Transportation - 4.3%
Williams Companies, Inc.	67,459	2,413,683

Other Diversified Financial Services - 0.6%
Citigroup, Inc.	10,700	315,008

Pharmaceuticals - 5.1%
Johnson & Johnson	42,617	2,842,554

Soft Drinks - 2.5%
PepsiCo, Inc.	18,095	1,373,410

Systems Software - 3.1%
Microsoft Corporation	49,100	1,747,960

Trading Companies & Distributors - 6.1%
W.W. Grainger, Inc.	38,653	3,382,911

TOTAL COMMON STOCK (Cost $51,027,318)		$52,125,595

	Principal
	Amount	Value
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 11.3%
Federal Home Loan Bank
4.00% - 2008	$1,000,000	999,000
4.08% - 2008	1,000,000	998,413
4.15% - 2008	1,300,000	1,296,403
Federal Home Loan Mortgage Corporation
4.05% - 2008	1,000,000	999,100
Federal National Mortgage Association
4.15% - 2008	1,000,000	998,156
4.56% - 2008	1,000,000	998,271

TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES		$6,289,343
(Cost $6,289,343)

COMMERCIAL PAPER - 11.3%
Banking - 4.1%
UBS Finance (DE) LLC
4.38%, 1/3/2008	1,300,000	1,299,684
Wells Fargo & Company, Inc.
4.25%, 1/7/2008	1,000,000	999,291

		2,298,975

Financial Companies - Captive - 7.2%
Caterpillar Financial Services Corporation
4.10%, 1/22/2008	1,000,000	997,609
General Electric Capital Corporation
4.05%, 1/11/2008	1,000,000	998,875
International Lease Finance Company
4.38%, 1/4/2008	1,000,000	999,635
The accompanying notes are an integral part of the financial statements.

Schedule of Investments December 31, 2007 (Unaudited) — continued	Security Equity Fund — Select 25 Series

	Principal
	Amount	Value
COMMERCIAL PAPER (continued)
Financial Companies - Captive (continued)
International Lease Finance Company (continued)
4.30%, 1/7/2008	1,000,000	$999,283

		3,995,402

TOTAL COMMERCIAL PAPER (Cost $6,294,377)		$6,294,377

Total Investments (Security Equity Fund - Select 25 Series)		$64,709,315
(Cost $63,611,038) - 116.3%
Liabilities in Excess of Other Assets - (16.3)%		(9,064,035)

TOTAL NET ASSETS - 100.0%		$55,645,280

Footnotes
Percentages are stated as a percent of net assets.
For federal income tax purposes the identified cost of investments owned at 12/31/2007 was $63,705,563.

*	- Non-income producing security
See notes to financial statements.
The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Small Cap Growth Series
December 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCK - 92.0%
Aerospace & Defense - 6.5%
Aerovironment, Inc. *	23,610	$571,362
BE Aerospace, Inc. *	8,230	435,367
Heico Corporation	15,390	838,447
Ladish Company, Inc. *	15,950	688,881
Orbital Sciences Corporation *	33,090	811,367

		3,345,424

Agricultural Products - 0.7%
Darling International, Inc. *	31,050	358,938

Airlines - 1.9%
Allegiant Travel Company *	30,330	974,806

Apparel Retail - 0.8%
Jos A. Bank Clothiers, Inc. *	14,566	414,403

Apparel, Accessories & Luxury Goods - 1.8%
FGX International Holdings, Ltd. *	41,130	487,390
Volcom, Inc. *	19,050	419,672

		907,062

Application Software -4.3%
Advent Software, Inc. *	6,680	361,388
Concur Technologies, Inc. *	7,470	270,489
Magma Design Automation, Inc. *	32,380	395,360
Nuance Communications, Inc. *	30,920	577,586
PROS Holdings, Inc. *	31,180	611,751

		2,216,574

Asset Management & Custody Banks -2.0%
Affiliated Managers Group, Inc.*	8,650	1,016,029

Auto Parts & Equipment - 1.1%
Amerigon, Inc. *	26,060	550,908

Broadcasting & Cable TV -1.9%
DG FastChannel, Inc. *	39,080	1,002,011

Casinos & Gaming - 2.1%
Scientific Games Corporation *	32,900	1,093,925

Communications Equipment -0.8%
Riverbed Technology, Inc. *	16,220	433,723

Computer Storage & Peripherals - 1.0%
Hutchinson Technology, Inc. *	19,460	512,187

Construction & Farm Machinery & Heavy Trucks - 1.1%
Bucyrus International, Inc.	5,600	556,584

Consumer Finance - 0.6%
Cardtronics, Inc. *	33,071	334,348

Data Processing & Outsourced Services -2.0%
Cybersource Corporation *	59,290	1,053,583

Diversified Commercial & Professional Services -0.6%
GeoEye, Inc. *	9,270	311,936

Education Services -2.4%
American Public Education, Inc. *	8,898	371,758
DeVry, Inc.	17,150	891,114

		1,262,872

Electronic Manufacturing Services - 1.1%
IPG Photonics Corporation *	27,260	544,927

Environmental & Facilities Services - 1.8%
Rollins, Inc.	25,945	498,144
Team, Inc. *	12,400	453,592

		951,736

Exchange Traded Funds - 1.5%
Shares Russell 2000 Growth Index Fund	9,190	769,019

Footwear - 1.1%
Iconix Brand Group, Inc. *	29,950	588,817

Health Care Equipment - 6.4%
LeMaitre Vascular, Inc. *	96,200	596,440
Micrus Endovascular Corporation *	39,640	780,115
NuVasive, Inc. *	17,340	685,277
Spectranetics Corporation *	60,080	921,026
Volcano Corporation *	27,150	339,647

		3,322,505

Health Care Facilities - 1.5%
NovaMed, Inc. *	77,940	331,245
RadNet, Inc. *	44,970	456,445

		787,690

Health Care Services - 4.0%
Healthways, Inc. *	16,050	937,962
HMS Holdings Corporation *	11,510	382,247
Pediatrix Medical Group, Inc. *	11,310	770,777

		2,090,986

Health Care Supplies - 0.5%
Immucor, Inc. *	7,580	257,644

Health Care Technology - 2.1%
Phase Forward, Inc. *	20,280	441,090
Trizetto Group *	36,970	642,169

		1,083,259

Home Entertainment Software - 0.9%
THQ, Inc. *	16,690	470,491

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	Security Equity Fund — Small Cap Growth Series
December 31, 2007 (Unaudited) - continued

	Shares	Value
COMMON STOCK (continued)
Hotels, Resorts & Cruise Lines - 1.2%
Home Inns & Hotels Management, Inc. ADR *	17,720	$631,541

Industrial Machinery - 0.9%
Dynamic Materials Corporation	8,280	487,692

Insurance Brokers - 0.6%
eHealth, Inc. *	10,040	322,384

Integrated Telecommunication Services - 1.2%
Cbeyond, Inc. *	16,310	635,927

Internet Retail -1.9%
NutriSystem, Inc. *	22,110	596,528
Shutterfly, Inc. *	15,190	389,168

		985,696

Internet Software & Services -8.6%
Digital River, Inc. *	19,650	649,825
Equinix, Inc. *	7,405	748,423
Internet Brands, Inc. *	57,690	405,561
j2 Global Communications, Inc. *	43,770	926,611
NaviSite, Inc. *	105,970	536,208
TheStreet.com, Inc.	46,390	738,529
Valueclick, Inc. *	19,640	430,116

		4,435,273

Investment Banking & Brokerage - 2.0%
Investment Technology Group, Inc.*	12,700	604,393
optionsXpress Holdings, Inc.	12,300	415,986

		1,020,379

Leisure Facilities - 1.0%
Life Time Fitness, Inc. *	10,410	517,169

Marine -0.8%
Excel Maritime Carriers, Ltd.	10,140	407,527

Oil & Gas Equipment & Services - 5.0%
Core Laboratories N.V. *	5,920	738,343
Dril-Quip, Inc. *	13,920	774,787
Oil States International, Inc. *	13,420	457,890

Superior Energy Services, Inc. *	18,120	623,690

		2,594,710

Oil & Gas Exploration & Production -0.6%
Arena Resources, Inc. *	7,900	329,509

Packaged Foods & Meats - 0.8%
SunOpta, Inc. *	30,680	409,578

Personal Products - 1.1%
Bare Escentuals, Inc. *	22,640	549,020

Pharmaceuticals -3.1%
KV Pharmaceutical Company *	40,010	1,141,885
Sciele Pharma, Inc. *	23,640	483,438

		1,625,323

Property & Casualty Insurance - 1.7%
Amtrust Financial Services, Inc.	63,110	869,025

Real Estate Management & Development -0.8%
FirstService Corporation *	13,190	402,691

Semiconductors - 2.4%
Atheros Communications, Inc. *	17,370	530,480
02Micro International, Ltd. ADR *	37,100	428,134
Silicon Motion Technology Corporation ADR *	14,660	260,655

		1,219,269

Specialized Finance - 1.2%
MarketAxess Holdings, Inc. *	19,920	255,574
Portfolio Recovery Associates, Inc.	9,390	372,501

		628,075

Specialty Chemicals - 0.8%
Zoltek Companies, Inc. *	9,400	402,978

Steel - 1.3%		—
Haynes International, Inc. *	5,970	414,915
Schnitzer Steel Industries, Inc.	3,930	271,681

		686,596

Systems Software - 1.8%
Aladdin Knowledge Systems, Ltd. *	19,350	505,615
FalconStor Software, Inc. *	35,610	400,969

		906,584

Technology Distributors - 0.7%
Mellanox Technologies, Ltd. *	21,120	384,806

TOTAL COMMON STOCK (Cost $41,774,675)		$47,664,139

	Principal
	Amount	Value
REPURCHASE AGREEMENT- 10.7%
United Missouri Bank, 3.61%, dated 12/31/07, matures 1/02/08; repurchase amount $5,536,110 (Collateralized by FNSM, 6.50%, 11/01/37 with a value of $5,646,017)	$5,535,000	$5,535,000

TOTAL REPURCHASE AGREEMENT (Cost $5,535,000)		$5,535,000

Total Investments (Security Equity Fund — Small Cap Growth Series)		$53,199,139
(Cost $47,309,675) - 102.7%
Liabilities in Excess of Other Assets — (2.7)%		(1.414.657)

TOTAL NET ASSETS - 100.0%		$51,784,482

Footnotes
The accompanying notes are an integral part of the financial statements.

Schedule of Investments December 31, 2007 (Unaudited) — continued	Security Equity Fund — Small Cap Growth Series
Footnotes
Percentages are stated as a percent of net assets.
For federal income tax purposes the identified cost of investments owned at 12/31/2007 was $47,549,001.

*	- Non-income producing security

Glossary:

ADR	- American Depositary Receipt

See notes to financial statements.
The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
1. Unrealized Appreciation (Depreciation) on Investments
     For federal income tax purposes, the amounts of unrealized appreciation (depreciation) on investments at December 31, 2007 were as follows:

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
	appreciation	(depreciation)	(depreciation)

Security Equity Fund:
Alpha Opportunity Series	$292,169	$(320,020)	$(27,851)
Equity Series	73,471,398	(34,538,237)	38,933,161
Global Series	10,479,428	(9,110,479)	1,368,949
Mid Cap Value Series	123,353,865	(121,973,899)	1,379,966
Select 25 Series	6,290,461	(5,286,709)	1,003,752
Small Cap Growth Series	8,644,456	(2,994,318)	5,650,138
2.	Open Futures Contracts

Open futures contracts for Alpha Opportunity Series as of December 31, 2007 were as follows:

		Number of	Expiration	Contract	Market	Unrealized
	Position	Contracts	Date	Amount	Value	Gain/(Loss)

Alpha Opportunity Series
S&P 500 Index Future	Long	41	03-21-2008	15,390,967	$15,141,300	$(249,667)

3. Options Written
The following options written were outstanding for Mid Cap Value Series at December 31, 2007:
Mid Cap Value Series Call Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Great Plains Energy, Inc.	1/18/2008	$30.00	1,610	$16,100
Northeast Utilities	4/18/2008	35.00	167	5,845
SCANA Corporation	2/15/2008	45.00	800	8,000
Williams Companies, Inc.	1/18/2008	32.50	1,430	471,900
Williams Companies, Inc.	2/15/2008	35.00	1,430	250,250

Total call options outstanding (premiums received, $764,219)			5,437	$752,095

4.	Restricted Securities

As of December 31, 2007, Mid Cap Value Series contained restricted securities. Market value, cost, percentage of total net assets and acquisition dates are as follows:

	Number	Price Per	Market		% of	Acquisition
	of Shares	Share	Value	Cost	Net Assets	Dates

Mid Cap Value
ThermoEnergy Corporation PIPE	1,745,000	$0.49	$855,050	$1,646,500	0.1%	07-14-05
ThermoEnergy Corporation Warrant	1,745,000	0.1066	186,017	447,500	0.0%	07-14-05
These securities have been valued after considering certain pertinent factors, including the results of operations since the date of purchase, and the recent sales price of its common stock. No quoted market price exists for these shares. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

NOTES TO FINANCIAL STATEMENTS (continued)
5.	Affiliated Issuers
     Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in Mid Cap Value Series as of December 31, 2007 amounted to $38,660,053 which represents 4.6% of net assets. There were no affiliated companies held in any other Series. Transactions in Mid Cap Value Series during the period ended December 31, 2007 in which the portfolio company is an “affiliated person” are as follows:

	Balance	Gross	Gross	Balance	Realized	Investment
	9/30/2007	Additions	Reductions	12/31/2007	Gain/(Loss)	Income

Bimini Capital Management, Inc. (Shares)	1,474,400	—	—	1,474,400	—	—
Bimini Capital Management, Inc. (Cost)	$16,310,457	$—	$ —	$16,310,457	$ —	$ —

Clayton Holdings, Inc. (Shares)	569,100	921,100	—	1,490,200	—	—
Clayton Holdings, Inc. (Cost)	$5,267,192	$4,809,921	$ —	$10,077,113	$ —	$ —

Hydrogen Corporation (Shares)	840,300	419,700	—	1,260,000	—	—
Hydrogen Corporation (Cost)	$4,054,365	$1,170,962	$ —	$5,225,327	$ —	$ —

Maxwell Technologies, Inc. (Shares)	789,400	535,900	—	1,325,300	—	—
Maxwell Technologies, Inc. (Cost)	$10,502,509	$4,104,994	$ —	$14,607,503	$ —	$ —

North Pointe Holdings Corporation (Shares)	525,000	—	—	525,000	—	—
North Pointe Holdings Corporation (Cost)	$6,408,985	$—	$ —	$6,408,985	$ —	$ —

Quixote Corporation (Shares)	479,100	—	—	479,100	—	—
Quixote Corporation (Cost)	$9,318,028	$—	$ —	$9,318,028	$ —	$ —

ThermoEnergy Corporation PIPE (Shares)	1,745,000	—	—	1,745,000	—	—
ThermoEnergy Corporation PIPE (Cost)	$1,646,500	$—	$ —	$1,646,500	$ —	$ —

ThermoEnergy Corporation Warrant (Shares)	1,745,000	—	—	1,745,000	—	—
ThermoEnergy Corporation Warrant (Cost)	$447,500	$—	$ —	$447,500	$ —	$ —

*   As a result of Mid Cap Value Series’ beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the “affliated persons” are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.
6.	Security Valuation
     Security Valuation — Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quali ty, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2. Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.
(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY EQUITY FUND

By:	/s/ Thomas A. Swank

Thomas A. Swank, President

Date:	February 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report ha(s been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank

Thomas A. Swank, President

Date:	February 28, 2007

By:	/s/ Brenda M. Harwood

Brenda M. Harwood, Treasurer

Date:	February 28, 2007